Related Party Transactions Related Party - Affiliated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Affiliated revenues	$ 965	$ 1,442	$ 188